Fair Values of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Bank-owned life insurance	$ 8,298	$ 3,068
Level I [Member]
Financial assets:
Cash and cash equivalents	66,878
Securities	8,164
Net loans
Bank-owned life insurance	8,298
Restricted stock
Accrued interest receivable	1,317
Financial liabilities:
Deposits	317,369
Short-term borrowings	43,992
Other borrowings
Accrued interest payable	135
Level II [Member]
Financial assets:
Cash and cash equivalents
Securities	120,100
Net loans
Bank-owned life insurance
Restricted stock	5,463
Accrued interest receivable
Financial liabilities:
Deposits
Short-term borrowings
Other borrowings
Accrued interest payable
Level III [Member]
Financial assets:
Cash and cash equivalents
Securities	1,027
Net loans	367,028
Bank-owned life insurance
Restricted stock
Accrued interest receivable
Financial liabilities:
Deposits	159,573
Short-term borrowings
Other borrowings	13,772
Accrued interest payable
Carrying Value [Member]
Financial assets:
Cash and cash equivalents	66,878	82,258
Securities	129,291	123,026
Net loans	360,000	320,100
Bank-owned life insurance	8,298	3,068
Restricted stock	5,463	5,463
Accrued interest receivable	1,317	1,349
Financial liabilities:
Deposits	475,443	443,553
Short-term borrowings	43,992	37,073
Other borrowings	12,672	19,161
Accrued interest payable	135	182
Fair Value [Member]
Financial assets:
Cash and cash equivalents	66,878	82,258
Securities	129,291	123,026
Net loans	367,028	327,138
Bank-owned life insurance	8,298	3,068
Restricted stock	5,463	5,463
Accrued interest receivable	1,317	1,349
Financial liabilities:
Deposits	476,942	445,587
Short-term borrowings	43,992	37,073
Other borrowings	13,772	20,087
Accrued interest payable	$ 135	$ 182